Long-Term Debt and Other Financial Liabilities, Securities Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Apr. 26, 2021	Feb. 19, 2021	Jan. 08, 2021	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	May 13, 2019	Mar. 31, 2019
Securities Purchase Agreement [Abstract]
Number of Units issued in exchange for waiver of interest (in shares)	621,958
Number of Units issued to amend interest rate (in shares)	1,201,571
Fair value per unit (in dollars per share)		$ 0.70			$ 0.70	$ 1.70	$ 0.70	$ 1.92	$ 1.92	$ 1.92	$ 2.16	$ 3.40
JDH Notes and JDH Loans [Member]
Securities Purchase Agreement [Abstract]
Accrued and unpaid interest		$ 4,350											$ 2,115
Interest rate		5.50%
Deferred finance cost			$ 3,846
Fourth JDH Loan [Member]
Securities Purchase Agreement [Abstract]
Accrued and unpaid interest				$ 454									$ 6
Interest rate			0.00%	6.00%
Deferred finance cost			$ 239
Fourth JDH Loan [Member] | Minimum [Member]
Securities Purchase Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan			25.00%	25.00%